Financial risk management objectives and policies - Additional Information (Detail) ₨ in Millions	12 Months Ended
Mar. 31, 2022 INR (₨)
Financial Risk Management Objectives And Policies [Abstract]
Increase / (decrease) in market value of warrant	5.00%
Impact on profit or loss on change in market value of warrant	₨ 122
Increase / (decrease) in volume weight average share price	5.00%
Impact on total equity on change in volume weight average share price	₨ 477